Stockholder's Equity (Deficit) - Summary of Issued and Cancelled Shares of Common Stock (Detail) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2020	Jul. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock Issued and Cancelled, Shares			15,728,376	32,558	16,523,015	173,114
Common Stock Issued and Cancelled, Average Price per share			$ 12.82	$ 22.32	$ 13.72	$ 21.83
Common stock issued, shares	1,786,739						42,415
Number of common stock shares issued in connection with business acquisition				25,408	791,139	150,439	150,439	264,582
Acquisitions, Average Price per Share				$ 26.90	$ 31.60	$ 22.41
Redemption of Series A-1, Shares			1,786,739		1,786,739
Redemption of Series A-1, Average Price per Share			$ 15.00		$ 15.00
Exercise of warrant options, Shares			2,534,239		2,534,239
Exercise of warrant options, Average Price per Share			$ 0.01		$ 0.01
Exercise of options, Shares			16,850	7,150	20,350	22,675	27,350	5,000
Exercise of options, Average Price per Share			$ 8.92	$ 6.03	$ 9.27	$ 18.01
Restricted shares, net			8,333		8,333
Restricted shares, net, Average Price per Share			$ 24.00		$ 24.00
Cancellation of shares			(117,785)		(117,785)
Cancellation of shares, Average Price per Share			$ 17.15		$ 17.15
IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock issued, shares		11,500,000	11,500,000		11,500,000
Common stock issued in connection with initial public offering, Average Price per Share			$ 15.00		$ 15.00